Accumulated Other Comprehensive Loss Accumulated Other Comprehensive Loss, Net of Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprenhensive Loss [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (174.1)	$ (110.2)
Other Comprehensive Income (Loss), Net of Tax	(30.8)	(71.5)	$ (12.1)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(204.9)	(174.1)	(110.2)
Currency Translation Adjustments (1)
Accumulated Other Comprenhensive Loss [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(116.5)	(76.3)	(28.1)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(38.2)	(40.2)	(48.2)
Other Comprehensive Income (Loss), Net of Tax	(38.2)	(40.2)	(48.2)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(154.7)	(116.5)	(76.3)
Available-for-sale Securities
Accumulated Other Comprenhensive Loss [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax		0.0	0.2
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			(0.2)
Other Comprehensive Income (Loss), Net of Tax			(0.2)
Accumulated Other Comprehensive Income (Loss), Net of Tax			0.0
Pension and Post-Retirement Benefit Plans
Accumulated Other Comprenhensive Loss [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(57.6)	(33.9)	(67.3)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	1.3	(30.7)	31.3
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	6.1	(0.1)	2.1
Other Comprehensive Income (Loss), Net of Tax	7.4	(30.8)	33.4
Other adjustment to accumulated other comprehensive income		7.1
Accumulated Other Comprehensive Income (Loss), Net of Tax	(50.2)	(57.6)	$ (33.9)
Pension Settlement Charge [Member] | Pension and Post-Retirement Benefit Plans
Accumulated Other Comprenhensive Loss [Roll Forward]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 5.4	$ 3.1